TAXES RECOVERABLE	6 Months Ended
Jun. 30, 2022
Taxes Recoverable

The Company’s taxes recoverable consist of the Mexican I.V.A. (“VAT”) and income taxes recoverable and Canadian sales taxes (“GST/HST”) recoverable.

	June 30, 2022	December 31, 2021
VAT recoverable	$1,550	$790
GST recoverable	89	26
Income taxes recoverable	2,636	2,548
	$4,275	$3,364